DEBT - Long-term Debt schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Oct. 26, 2020
DEBT
Total Debt	$ 285,801	$ 89,905	$ 291,592
Less: Unamortized debt issuance costs	(3,338)	(2,988)	(4,113)
Less: Current Maturities of Long-term Debt	(26,118)	(13,197)	(19,795)
Total Long-term Debt	256,345	73,720	267,684
Notes payable under the Company's 2019-1 EETC agreement
DEBT
Total Debt	227,347	28,280	211,605
Face amount	$ 248,587	$ 248,587	$ 248,587
Notes payable under the Company's 2019-1 EETC agreement | Minimum
DEBT
Interest Rate	4.13%	4.13%	4.13%
Notes payable under the Company's 2019-1 EETC agreement | Maximum
DEBT
Interest Rate	6.95%	6.95%	6.95%
Delayed Draw Term Loan Facility
DEBT
Total Debt			$ 79,494
U. S. Department of the Treasury CARES Act Loan
DEBT
Total Debt	$ 45,419
Face amount				$ 45,000
Wilmington Trust Company dated October and November 2018
DEBT
Total Debt		$ 46,617
Face amount		$ 55,671
Interest Rate		8.45%
Wilmington Trust Company dated February 2019
DEBT
Total Debt	9,813	$ 11,237
Face amount	$ 12,750	$ 12,750
Interest Rate	8.45%	8.45%
Original loan amount payable in monthly installments	$ 151	$ 151
Final lump sum payment	2,825	2,825
Wilmington Trust Company dated November 2018
DEBT
Total Debt	2,693	3,105
Face amount	$ 3,671	$ 3,671
Interest Rate	8.45%	8.45%
Original loan amount payable in monthly installments	$ 44	$ 44
Final lump sum payment	1,101	1,101
Alliance Bank dated February 2019
DEBT
Total Debt	519	569
Face amount	$ 600	$ 600
Interest Rate	5.00%	5.00%
Original loan amount payable in monthly installments	$ 5	$ 5
Riverland Bank dated between April 2015 and May 2016
DEBT
Total Debt	10	97
Face amount	$ 734	$ 734
Interest Rate	5.15%	5.15%